Share-Based Compensation - Summary of Share Units (Restricted Share Units) (Detail) - Restricted share units [member]	12 Months Ended
Dec. 31, 2023 shares $ / shares
Toronto Stock Exchange [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	2,001,833
Opening Balance, Weighted average grant | $ / shares	$ 6.9
Granted, Number | shares	1,069,821
Granted, Weighted average grant | $ / shares	$ 8.53
In lieu of dividends, Number of RSUs | shares	24,121
In lieu of dividends , Weighted average grant | $ / shares	$ 7.71
Vested, Number | shares	(933,104)
Vested, Weighted average grant | $ / shares	$ 8.87
Forfeited, Number | shares	(389,079)
Forfeited, Weighted average grant | $ / shares	$ 7.17
Ending Balance, Number | shares	1,773,592
Ending Balance, Weighted average grant | $ / shares	$ 6.79
New York Stock Exchange [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	0
Opening Balance, Weighted average grant | $ / shares	$ 0
Granted, Number | shares	799,191
Granted, Weighted average grant | $ / shares	$ 6.27
In lieu of dividends, Number of RSUs | shares	3,596
In lieu of dividends , Weighted average grant | $ / shares	$ 4.46
Vested, Number | shares	(16,388)
Vested, Weighted average grant | $ / shares	$ 6.83
Forfeited, Number | shares	(57,808)
Forfeited, Weighted average grant | $ / shares	$ 6.36
Ending Balance, Number | shares	728,591
Ending Balance, Weighted average grant | $ / shares	$ 6.24